Exception Standard Report - DS-57305
Run Date - 10/8/2018 7:08:36 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Unique Loan ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	51265821	[redacted]	Purchase	Second Home	[redacted]	[redacted]	[redacted]	Post-Close Reviewed with Exceptions	[redacted]	AUS	Guideline Issue	Credit	Open		2	Guideline Requirement: Total debt ratio discrepancy.	Mortgage Exception Approval p434 for DTI of 27/48.		1) 27 years on the job 2) Residual Income $4500 3) 30 months PITIA reserves